Transactions with Related Parties Narrative Data (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Deposit accounts with related parties	$ 1,200	$ 935